ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 18:                                      ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss is comprised of the effects of foreign currency translation, losses on cash flow hedging derivatives and changes in unrealized gains on securities, as detailed below:

In thousands	December 31, 2011	January 1, 2011
Cumulative translation adjustment, net of income taxes of $0 and $(905), respectively	$(6,084)	$(63,971)
Losses on cash flow hedging derivatives, net of income taxes of $0 and $491, respectively	—	(2,617)
Unrealized gains on securities, net of income taxes of $0 and $0, respectively	160	286
Accumulated other comprehensive loss, net of income taxes	$(5,924)	$(66,302)

As discussed in Note 11 — Derivative Instruments, prior to the substantial liquidation of certain euro-denominated functional currency subsidiaries, the Company hedged its net investment position in such subsidiaries by designating a portion of the outstanding Euro Notes as the hedging instrument in a net investment hedge. As discussed in Note 1 — Basis of Presentation and Significant Accounting Policies, the Company sold an 81.25% interest in the global MEXX business on October 31, 2011. That transaction resulted in the liquidation of certain of the Company’s former euro-denominated functional currency subsidiaries and other non-US dollar denominated functional currency subsidiaries. As a result, the Company recorded a charge of $62.2 million within Loss on disposal of discontinued operations on the accompanying Consolidated Statement of Operations, to write off the cumulative translation adjustment related to the liquidated subsidiaries, the Euro Notes and other instruments.